Results of Operations - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	€ (14,854)	€ (607)	€ (16,597)
Weighted average number of shares outstanding	14,587,686		13,942,344
Earnings per share (non-fully diluted) in €	€ (1.02)		€ (1.19)
Outstanding warrants	1,899,090		1,594,156